Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
March 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT3-0524
1.9894033.104
Municipal Bonds - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,931
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,020
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	179,402
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	52,955
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	57,659
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	51,668
Series 2017 B1, 3.25% 9/1/31	45,000	44,028
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,016
Series 2017 B, 3% 7/1/35	30,000	28,708
TOTAL ALABAMA		490,387
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,119
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	69,095
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	62,631
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	57,011
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,404
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	179,312
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	114,114
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	95,953
Series 2017 D, 5% 7/1/25	20,000	20,417
Series 2019 B:
5% 7/1/33 (b)	110,000	118,411
5% 7/1/44 (b)	40,000	41,577
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	30,897
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	98,259
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,511
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	150,628
Series 2015 A, 5% 12/1/32	25,000	25,442
Series 2017 A, 5% 1/1/28	55,000	59,463
Series 2022 A, 5% 1/1/32	145,000	168,862
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	20,000	21,340
5.25% 12/1/24	15,000	15,075
5.25% 12/1/26	15,000	15,411
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	97,560
TOTAL ARIZONA		1,523,492
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	156,838
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,267
TOTAL ARKANSAS		192,105
California - 18.3%
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	60,651
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	31,681
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	68,321
Series 2017 S7:
4% 4/1/34	50,000	51,375
4% 4/1/42	10,000	10,013
4% 4/1/47	45,000	44,464
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,000
Series S7, 5% 4/1/24	5,000	5,000
Bay Area Wtr. Supply & Conservation Agcy. Series 2023 A, 5% 10/1/32	95,000	114,722
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	183,192
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	92,414
California Dept. of Wtr. Resources:
Series 2019 A, 5% 12/1/34	90,000	101,358
Series AV, 4% 12/1/31	10,000	10,279
Series BA, 5% 12/1/32	5,000	5,646
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	12,115
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,369
Series T1, 5% 3/15/39	20,000	24,460
California Gen. Oblig.:
Series 2012, 3.5% 9/1/32	45,000	45,008
Series 2013, 4% 4/1/43	40,000	39,496
Series 2014:
4% 11/1/44	10,000	9,855
5% 10/1/28	10,000	10,076
5% 8/1/35	20,000	20,071
5% 10/1/39	25,000	25,101
Series 2015:
3.25% 3/1/32	100,000	100,080
4% 3/1/45	100,000	99,422
5% 8/1/26	30,000	30,477
5% 8/1/26	20,000	20,506
5% 9/1/26	40,000	41,084
5% 9/1/28	50,000	51,265
5% 8/1/29	20,000	20,494
5% 8/1/30	50,000	50,795
5% 8/1/45	30,000	30,504
Series 2016:
3% 9/1/33	30,000	29,763
4% 9/1/36	100,000	101,250
5% 9/1/25	25,000	25,643
5% 9/1/26	15,000	15,702
5% 9/1/30	20,000	21,062
5% 9/1/45	10,000	10,353
Series 2017 A, 5% 8/1/26	65,000	67,915
Series 2017:
4% 8/1/27	55,000	56,343
4% 11/1/36	20,000	20,497
4% 8/1/37	25,000	25,467
5% 8/1/27	30,000	32,057
5% 11/1/27	150,000	161,181
Series 2018, 5% 10/1/39	110,000	113,516
Series 2019:
3% 10/1/36	50,000	48,493
4% 4/1/25	5,000	5,042
4% 4/1/49	100,000	100,293
5% 4/1/25	10,000	10,182
5% 4/1/27	5,000	5,304
5% 11/1/27	90,000	96,708
5% 4/1/28	225,000	244,327
5% 11/1/34	80,000	87,418
5% 4/1/35	85,000	85,039
5% 4/1/37	75,000	75,027
5% 4/1/45	60,000	63,949
Series 2020:
3% 11/1/35	220,000	216,139
4% 3/1/28	60,000	62,725
4% 3/1/50	95,000	95,129
5% 11/1/31	80,000	91,565
Series 2021, 4% 10/1/37	80,000	84,039
Series 2022, 5% 4/1/32	205,000	240,013
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	37,635
Series 2016 B:
5% 11/15/46	15,000	15,315
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,519
Series 2018 A:
4% 11/15/42	20,000	19,809
5% 11/15/24	70,000	70,589
5% 11/15/33	35,000	37,608
Series A:
4% 8/15/50	185,000	181,654
5% 8/15/47	15,000	15,166
California Infrastructure and Econ. Dev. Bank Rev.:
(California Science Ctr. Phase III Proj.) Series 2021 B, 4% 5/1/46	100,000	98,601
Series 2020 A1, 5% 4/1/33	90,000	109,895
Series 2023 A, 5% 4/1/33	75,000	91,419
Series 2023, 5% 10/1/35	90,000	107,894
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	28,476
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	15,000	15,457
Series 2016 A:
3.2% 11/1/37	15,000	14,663
5% 11/1/26	40,000	41,883
Series 2020 C, 3% 11/1/40	100,000	89,800
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,492
5% 1/1/32	30,000	31,505
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	49,857
Series 2018 A, 3.5% 3/1/38	155,000	150,804
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	30,017
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,338
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	59,384
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,000
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	105,005
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,299
Series 2017 B, 5% 6/1/32	45,000	48,598
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	44,453
0% 8/1/38	85,000	50,390
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	63,336
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	135,000	133,076
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	71,922
0% 8/1/33	85,000	65,552
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	26,157
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	59,492
Series 2021 A, 4% 1/15/46	15,000	14,424
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	44,747
Series 2019 A, 4% 8/1/46	30,000	30,046
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,215
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	66,399
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,215
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	102,152
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	32,733
Series 2016 B, 3% 8/1/45	30,000	24,423
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	200,000	197,559
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	88,176
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	155,000	127,633
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	27,361
5.5% 11/15/37	30,000	34,100
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	78,948
Series B, 0% 8/1/35	90,000	62,170
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	21,613
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,106
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,106
Series K, 4% 8/1/35	20,000	20,371
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	47,957
Series 2021 A, 4% 6/1/38	95,000	100,265
Series 2023 A, 5% 7/1/36	75,000	90,519
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	83,727
Series 2020 A, 5% 5/15/38	85,000	94,318
Series 2021 B, 5% 5/15/37	50,000	57,476
Series 2022 C, 4% 5/15/41 (b)	50,000	49,280
Series B, 5% 5/15/48	90,000	97,713
Series C, 5% 5/15/33 (b)	155,000	163,025
Series D, 5% 5/15/26 (b)	5,000	5,148
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29 (Pre-Refunded to 7/1/29 @ 100)	65,000	65,180
Series 2014 D, 5% 7/1/44 (Pre-Refunded to 7/1/44 @ 100)	45,000	45,045
Series 2017 C, 5% 7/1/36	50,000	53,403
Series 2018 C, 5% 7/1/25	95,000	97,272
Series 2019 B, 5% 7/1/35	90,000	99,776
Series 2019 D, 5% 7/1/44	50,000	54,050
Series 2022 A, 5% 7/1/40	105,000	118,180
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,028
Series 2022 D, 5% 7/1/33	180,000	215,929
Series A:
5% 7/1/33	5,000	5,423
5% 7/1/33	55,000	58,558
Series B, 5% 7/1/37	100,000	108,947
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,315
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	36,317
5% 2/1/25	50,000	50,759
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,036
Series 2016 A:
5% 7/1/29	80,000	82,013
5% 7/1/40	75,000	76,605
Series 2019 A, 5% 7/1/28	20,000	22,063
Series 2021 A, 5% 7/1/25	125,000	127,974
Series A:
5% 7/1/29	45,000	50,777
5% 7/1/30	75,000	84,659
Series B, 5% 7/1/25	15,000	15,357
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,003
Series 2022 A, 5% 6/1/47	85,000	94,444
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,463
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	49,246
Series 2020 A, 5% 10/1/36	85,000	95,358
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	16,438
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	31,813
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	47,390
Series 2017, 0% 8/1/39	5,000	2,778
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	22,148
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	42,134
0% 8/1/32	100,000	79,453
0% 8/1/33	15,000	11,547
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	221,693
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,007
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	130,010
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	20,752
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,482
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	36,105
Series B, 0% 8/1/41	190,000	94,871
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A:
4% 10/1/48	100,000	100,295
4% 10/1/51	100,000	99,193
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	52,771
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/32	100,000	121,081
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	104,748
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	15,546
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,253
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	179,016
Series 2019 A, 5% 7/1/34	75,000	84,112
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	103,609
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,730
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	10,000	10,850
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,141
Series 2012 I, 5% 7/1/33	65,000	69,697
Series 2017 I, 4% 7/1/47	15,000	14,935
Series 2017 J, 5% 7/1/30	80,000	86,109
Series B, 3.25% 7/1/48	80,000	67,933
Series C, 0% 7/1/43	40,000	18,589
Series R1, 0% 7/1/30	35,000	28,986
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	41,623
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	133,770
Series A1, 5% 8/1/47	45,000	46,985
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	20,863
Series 2019 A, 5% 5/1/49 (b)	25,000	25,727
Series 2019 E, 5% 5/1/34 (b)	125,000	134,217
Series 2020 A, 4% 5/1/39 (b)	35,000	34,639
Series 2020 B, 4% 5/1/39	100,000	103,814
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	35,287
San Francisco City & County Gen. Oblig. Series 2022 R1:
5% 6/15/32	70,000	84,112
5% 6/15/34	75,000	89,626
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	153,715
San Francisco Muni. Trans. Agcy. Series 2021 C, 4% 3/1/46	200,000	198,573
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,484
Series 2016, 5% 11/1/31	100,000	106,116
Series 2020 A, 5% 11/1/50	30,000	32,746
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	97,386
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,401
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	42,319
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,765
Series 2021 A, 4% 1/15/50	30,000	29,461
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	70,641
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	26,062
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	95,051
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	60,012
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	48,221
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	48,792
0% 9/1/41 (d)	10,000	10,439
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	39,526
Series 2019 A, 3% 5/1/42	100,000	86,487
Series 2021 A, 3% 5/1/39	100,000	89,545
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,338
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	54,553
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	10,000	10,915
Southern CA Pub. Pwr. Auth. So Series 2023 1, 5% 7/1/35	100,000	121,121
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	35,666
Series A, 5.25% 11/1/26	30,000	30,927
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 5% 5/15/41	135,000	151,043
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	75,107
Series 2015 AO, 5% 5/15/25	70,000	71,535
Series 2016, 5% 5/15/35	15,000	15,638
Series 2017 AV:
5% 5/15/35	50,000	53,286
5% 5/15/47	110,000	115,296
Series 2017 AY, 5% 5/15/25	50,000	51,096
Series 2017 M:
5% 5/15/31	140,000	149,472
5% 5/15/32	35,000	37,338
Series 2020 BE:
4% 5/15/47	115,000	115,589
5% 5/15/43	15,000	16,379
Series 2022 BK, 5% 5/15/32	115,000	136,196
Series 2023 BM, 5% 5/15/27	100,000	107,137
Series AM, 5.25% 5/15/37	15,000	15,026
Series I, 5% 5/15/28	10,000	10,211
Series M, 5% 5/15/36	20,000	21,259
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,167
West Contra Costa Unified School District:
Series 2020 E, 4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	75,000	74,001
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	63,061
West County Facilities Fing. Auth. Calif Series 2021, 4% 6/1/46	85,000	85,510
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	65,236
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	21,163
3% 11/1/45	75,000	59,547
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	121,984
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	80,654
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	141,016
3% 8/1/37	30,000	27,615
TOTAL CALIFORNIA		15,623,302
Colorado - 2.1%
Colorado Ctfs. of Prtn. Series 2018 A, 3.625% 12/15/36	200,000	201,099
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,827
Series 2019 A, 5% 1/1/30	105,000	117,663
Series 2019 A1:
4% 8/1/37	90,000	88,249
4% 8/1/44	10,000	9,608
5% 8/1/32	120,000	131,095
Series 2021 A, 4% 11/15/46	100,000	96,684
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	26,303
Series 2021 B, 4% 11/15/40	100,000	102,415
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	57,134
5% 11/15/28 (b)	30,000	31,528
5% 11/15/29 (b)	20,000	21,027
Series 2018 B, 3.5% 12/1/35	10,000	9,720
Series 2019 C, 5% 11/15/31	20,000	22,343
Series 2022 A, 5% 11/15/41 (b)	180,000	194,399
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	100,000	111,081
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	100,256
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,426
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	37,586
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	98,946
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	167,034
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	142,529
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	14,216
TOTAL COLORADO		1,809,168
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2015 B:
3.375% 6/15/29	25,000	25,024
4% 6/15/33	110,000	110,275
Series 2016 A, 5% 3/15/26	15,000	15,551
Series 2019 A, 5% 4/15/27	15,000	15,899
Series 2020 C:
4% 6/1/30	120,000	128,717
4% 6/1/31	25,000	26,757
Series 2021 B, 3% 6/1/39	60,000	53,478
Series A:
4% 1/15/25	60,000	60,273
5% 3/15/28	15,000	15,240
Series D:
4% 8/15/31	45,000	45,779
5% 4/15/26	25,000	25,942
Series E:
3.375% 10/15/36	20,000	19,545
5% 9/15/25	25,000	25,639
5% 10/15/25	20,000	20,549
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	44,352
5% 7/1/25	100,000	100,451
Series R, 3.375% 7/1/37	10,000	9,548
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	10,000	9,574
Series 2020 A1, 3.5% 11/15/45	155,000	151,702
Series 2022 A1, 3.5% 11/15/51	105,000	102,416
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	61,350
5% 8/1/33	95,000	96,865
Series 2015 B, 5% 8/1/27	55,000	56,243
Series 2016 A, 5% 9/1/31	25,000	26,034
Series 2018 A, 5% 1/1/27	20,000	21,061
Series 2018 B, 5% 10/1/35	175,000	189,619
Series 2021 A, 5% 5/1/28	135,000	146,477
Series A, 4% 9/1/35	55,000	55,340
Series B, 5% 10/1/33	15,000	16,327
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,078
TOTAL CONNECTICUT		1,703,105
Delaware - 0.8%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,862
Series 2020 A, 5% 1/1/30	115,000	130,046
Series 2023 A:
5% 5/1/32	85,000	100,192
5% 5/1/35	100,000	119,288
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	56,878
5% 10/1/32	65,000	72,060
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	239,035
TOTAL DELAWARE		723,361
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	64,046
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series 2016 A, 5% 6/1/32	40,000	41,547
Series 2017 A, 5% 6/1/29	10,000	10,649
Series 2019 A, 5% 10/15/28	90,000	98,962
Series 2021 D:
4% 2/1/40	110,000	112,111
5% 2/1/31	95,000	109,367
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	49,457
Series 2020 B, 5% 10/1/31	90,000	104,794
Series 2023 C, 5% 10/1/32	110,000	130,878
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,275
5% 4/1/32	120,000	126,095
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	30,176
5% 10/1/28	25,000	25,156
Series 2016 A, 5% 10/1/31	50,000	51,644
Series 2019 A, 5% 10/1/44	30,000	32,127
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	88,071
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,626
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	47,397
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	52,142
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,586
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	23,958
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,095
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,089
5% 10/1/29 (b)	50,000	50,240
5% 10/1/44 (b)	75,000	75,089
Series 2018 A, 5% 10/1/27 (b)	40,000	42,219
Series 2019 A, 5% 10/1/39 (b)	60,000	63,383
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	42,459
Series 2017 B:
5% 7/1/26	50,000	52,036
5% 7/1/42	50,000	51,794
Series 2018, 5% 7/1/30	35,000	37,122
TOTAL DISTRICT OF COLUMBIA		1,617,544
Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	11,309
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	35,556
Series 2017, 5% 10/1/47 (b)	70,000	71,302
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	72,669
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,955
Series 2017, 3.25% 7/1/39	70,000	64,492
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	115,000	86,570
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	56,175
Series 2019 D, 4% 6/1/30	65,000	68,923
Series C, 5% 6/1/25	15,000	15,306
Series D, 4% 6/1/32	50,000	50,885
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	46,183
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2021 A, 2% 11/1/38	190,000	141,759
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	25,089
3% 7/1/44	200,000	165,540
Series 2020 B, 2% 7/1/37	55,000	42,889
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	61,775
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	61,468
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	19,399
Florida St 34115P Series 2021 A, 5% 7/1/29	95,000	106,123
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	31,634
Series 2019 A, 5% 10/1/27 (b)	10,000	10,555
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,155
Series 2016, 3.75% 6/1/41	85,000	76,359
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/27	20,000	21,378
5% 10/1/32	10,000	11,051
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	99,996
Series 2020 A, 3% 10/1/36	120,000	111,559
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	28,552
Miami Beach Series 2019, 3.25% 5/1/49	25,000	20,274
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,061
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	129,199
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	85,373
Series 2020 A, 4% 10/1/39	70,000	70,190
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	9,359
Series 2016:
0% 10/1/31	35,000	26,268
0% 10/1/32	25,000	17,974
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,349
Series 2018 A, 4% 4/1/53	25,000	23,541
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,094
Series 2015 B, 5% 7/1/27	40,000	40,141
Series 2016 A, 5% 7/1/29	70,000	72,663
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,670
Series 2015 D, 3% 7/1/39	5,000	4,311
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	85,925
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	121,932
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	87,476
Series 2016 C, 5% 2/1/32	90,000	92,460
Miami-Dade County Sports Facilities:
Series 2009 A, 6.875% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	84,366
Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	19,821
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	27,738
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,365
Series 2017 B, 3.125% 10/1/39	20,000	17,582
Series 2019 B, 3% 10/1/49	40,000	29,794
Series 2021, 3% 10/1/40	100,000	84,508
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	52,454
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	35,621
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	51,124
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,657
Series 2017, 5% 10/1/27	25,000	26,659
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,885
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,302
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	47,390
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	62,315
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	13,831
Series 2021 A, 2.375% 5/1/45	130,000	88,069
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	120,967
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	45,802
TOTAL FLORIDA		3,451,116
Georgia - 2.0%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	47,004
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	40,796
5% 11/1/32	30,000	30,590
5% 11/1/40	20,000	20,265
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	50,909
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,412
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	31,445
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,101
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	19,604
Series 2020 A, 5% 2/15/31	40,000	43,916
Series 2020 A, 3% 2/15/47	65,000	51,213
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	54,323
Series 2017 A:
5% 2/1/25	75,000	76,040
5% 2/1/27	10,000	10,589
Series 2017 C:
5% 7/1/27	5,000	5,346
5% 7/1/30	25,000	26,806
Series 2018 A:
3% 7/1/33	25,000	24,610
5% 7/1/27	20,000	21,384
5% 7/1/29	50,000	54,790
Series 2020 A, 5% 8/1/31	50,000	57,138
Series 2021 A, 5% 7/1/33	100,000	116,002
Series 2022 A, 4% 7/1/42	100,000	103,958
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	13,907
Series 2020 A, 3.15% 12/1/44	15,000	12,686
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	18,017
Series 2017 A, 3.65% 12/1/32	15,000	14,927
Series 2017 B, 3.2% 12/1/32	20,000	19,334
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	106,674
Series 2021 A, 5% 1/1/56	80,000	82,297
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	120,000	81,794
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,653
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	25,980
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	57,567
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	29,167
Series 2019 A, 3.125% 7/1/46	5,000	4,160
Series 2021 E2, 5% 7/1/24	25,000	25,069
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,701
Private Colleges & Univs. Auth. Rev.:
Series 2020 B, 5% 9/1/30	5,000	5,695
Series 2023, 5% 9/1/33	110,000	131,964
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev. Series 2021 A, 2.375% 1/1/31	135,000	122,802
TOTAL GEORGIA		1,725,635
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	10,164
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,545
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	31,300
Series 2018 FT, 5% 1/1/28	100,000	107,744
Series FH, 5% 10/1/29	25,000	26,077
Series FW, 3.5% 1/1/38	5,000	4,936
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,234
Series 2018 A, 3.375% 7/1/42	5,000	4,511
TOTAL HAWAII		219,511
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	25,986
5% 3/1/28	10,000	10,530
Series 2015 ID, 5.5% 12/1/29	25,000	25,608
TOTAL IDAHO		62,124
Illinois - 4.7%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	70,000	49,368
Series 2000, 0% 1/1/29	55,000	45,810
Series 2002 B:
5% 1/1/26	10,000	10,085
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	20,000	20,214
Series 2007 E, 5.5% 1/1/35	20,000	20,192
Series 2015 A:
5% 1/1/26	5,000	5,043
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	10,000	10,081
5.5% 1/1/33	15,000	15,157
5.5% 1/1/39	120,000	120,661
Series 2017 A, 5.75% 1/1/33	50,000	52,427
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (b)	60,000	60,002
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	90,659
Series 2015 B, 5% 1/1/29	95,000	96,087
Series 2015 D, 4% 1/1/35	85,000	85,205
Series 2017 A, 5% 1/1/27	20,000	21,007
Series 2017 B, 5% 1/1/33	90,000	94,146
Series 2017 C, 5% 1/1/41	100,000	102,997
Series 2017 D, 5% 1/1/42 (b)	15,000	15,294
Series 2018 A, 4% 1/1/43 (b)	45,000	43,860
Series 2018 B:
5% 1/1/37	15,000	16,275
5% 1/1/38	100,000	107,380
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	125,447
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,224
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,435
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,030
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,764
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	62,801
Series 2016 C, 5% 2/15/34	60,000	62,236
Series 2016:
3.25% 11/15/45	20,000	16,186
4% 1/1/25	10,000	10,034
4% 12/1/31	25,000	25,209
4% 12/1/35	50,000	49,633
Series 2018 A:
5% 10/1/41	10,000	10,389
5% 10/1/48	30,000	30,847
Series 2019:
5% 7/1/27	15,000	15,982
5% 1/1/31	115,000	127,583
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	5,000	5,005
Series 2016, 5% 1/1/27	185,000	189,808
Series 2017 A, 4.5% 12/1/41	15,000	15,106
Series 2017 C, 5% 11/1/29	65,000	68,909
Series 2017 D:
3.25% 11/1/26	10,000	9,842
5% 11/1/28	60,000	63,603
Series 2018 A, 5% 10/1/25	50,000	51,115
Series 2018 B:
5% 10/1/24	30,000	30,211
5% 10/1/30	100,000	108,110
Series 2019 A, 5% 11/1/25	50,000	51,189
Series 2019 B, 5% 9/1/25	15,000	15,312
Series 2020 D, 5% 10/1/25	5,000	5,111
Series 2022 A, 5.5% 3/1/47	200,000	218,334
Series 2022, 5.25% 3/1/38	85,000	94,972
Series November 2016, 4.125% 11/1/31	10,000	10,153
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	70,053
Illinois Sales Tax Rev.:
Series 2016 A:
3% 6/15/33	25,000	23,519
3% 6/15/34	75,000	70,051
Series 2016 D:
3% 6/15/31	15,000	14,389
3% 6/15/32	20,000	19,024
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,000
Series 2015 A, 5% 1/1/40	25,000	25,404
Series 2015 B, 5% 1/1/40	55,000	56,179
Series 2016 A, 5% 12/1/31	60,000	61,745
Series 2017 A, 5% 1/1/42	50,000	52,464
Series A, 5% 1/1/45	100,000	107,200
Series B:
5% 1/1/27	35,000	36,842
5% 1/1/30	5,000	5,602
Series C, 5% 1/1/30	30,000	33,610
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	55,653
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,143
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	30,715
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	133,984
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,533
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	35,504
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,810
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,325
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	10,441
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/28	25,000	26,191
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	342,618
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,504
TOTAL ILLINOIS		4,025,033
Indiana - 0.5%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,341
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,646
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	27,335
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	50,330
Series 2021 I, 5% 10/1/27	55,000	58,802
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,003
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,368
5% 2/1/54	25,000	25,949
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,029
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	43,765
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	89,332
TOTAL INDIANA		394,900
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,359
Series 2017, 5% 8/1/37	50,000	52,624
Series 2020 A, 5% 8/1/28	165,000	180,750
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	100,616
TOTAL IOWA		365,349
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	18,548
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	86,620
Series 2019 A, 4% 9/1/48	25,000	23,433
TOTAL KANSAS		128,601
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	39,063
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	101,746
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	72,749
5% 9/1/42	25,000	24,879
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,355
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	46,976
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	21,533
TOTAL KENTUCKY		338,301
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	258,882
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	59,316
Series 2017 A, 5% 4/1/25	25,000	25,428
Series 2021 A, 5% 3/1/41	115,000	126,460
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	21,991
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,492
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,670
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	20,571
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	24,519
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	21,754
TOTAL LOUISIANA		629,083
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	71,253
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	166,628
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	16,656
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	85,172
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	29,578
Series 2019 1, 5% 3/15/31	55,000	61,013
Series 2019 A1, 5% 8/1/31	100,000	109,622
Series 2019, 5% 3/15/30	30,000	33,348
Series 2020 A, 5% 8/1/29	150,000	167,835
Series A, 5% 3/15/30	30,000	32,647
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	47,084
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	143,256
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	185,000	139,277
4% 7/1/40	85,000	86,467
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	150,591
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	48,894
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	142,457
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	67,854
Series 2016, 3% 6/1/46	150,000	122,352
TOTAL MARYLAND		1,650,731
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,072
Series B, 5% 7/1/33	85,000	87,119
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	150,265
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,324
Series BB1, 4% 10/1/46	30,000	29,275
Series F, 5% 8/15/24	5,000	5,016
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	57,431
Series A, 5% 6/15/25	25,000	25,088
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,068
Series 2016 B, 4% 7/1/33	25,000	25,459
Series 2016 G, 3% 9/1/46	40,000	32,405
Series 2017 E, 5% 11/1/24	30,000	30,265
Series 2017 F, 5% 11/1/44	5,000	5,219
Series 2019 A:
5% 1/1/38	60,000	65,087
5% 1/1/49	70,000	73,288
Series 2019 C:
5% 5/1/31	85,000	98,581
5% 5/1/41	35,000	37,596
Series 2020 D, 5% 7/1/41	55,000	59,920
Series 2020 E, 5% 11/1/25	75,000	77,201
Series 2021 B, 3% 4/1/47	150,000	120,619
Series 2022 C, 5% 10/1/47	100,000	108,795
Series 2023 A, 5% 5/1/48	110,000	119,676
Series A, 5% 7/1/31	30,000	31,351
Series B, 5% 7/1/26	25,000	26,134
Series C, 5% 5/1/30	40,000	45,555
Series D, 5% 7/1/26	30,000	31,361
Series E, 5% 11/1/45	55,000	59,304
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	80,000	70,221
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	5,000	4,760
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	77,548
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,571
Series 2018 B, 4% 2/15/40	85,000	84,997
Series A, 5% 8/15/50	10,000	10,636
Series C, 5% 11/15/34	20,000	21,037
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	74,632
TOTAL MASSACHUSETTS		1,806,876
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,148
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	37,057
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
5% 4/15/26	10,000	10,228
5% 10/15/28	20,000	20,929
5% 10/15/30	35,000	36,542
Series I, 5% 4/15/38	50,000	51,104
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	59,708
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,016
Series 2016, 3.25% 11/15/42	25,000	20,062
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	73,246
5% 12/1/27	25,000	26,697
Series 2010 F, 4% 11/15/47	20,000	19,198
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	30,051
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,840
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	61,152
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	51,098
5% 6/30/28 (b)	45,000	46,742
5% 12/31/31 (b)	15,000	15,730
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,393
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	110,150
TOTAL MICHIGAN		731,091
Minnesota - 2.1%
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/31	480,000	530,237
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,903
Minneapolis Health Care Sys. Rev. Series 2018 A, 4% 11/15/37	95,000	91,580
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	61,420
Series 2017 A, 5% 10/1/28	30,000	32,318
Series 2018 B, 3.25% 8/1/36	55,000	53,871
Series 2022 B, 5% 8/1/32	90,000	106,208
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	25,000	24,640
Series 2021 B, 4% 8/1/43	75,000	73,256
Series 2021 D, 2.45% 1/1/52	100,000	67,148
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	282,369
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	66,300
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	27,983
Rochester Independent School District #535 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2% 2/1/33	210,000	181,065
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	13,186
Series 2019, 5% 5/1/48	20,000	20,812
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	79,733
TOTAL MINNESOTA		1,749,029
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	46,627
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	78,890
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	57,853
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,369
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	107,929
TOTAL MISSISSIPPI		296,668
Missouri - 0.7%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	81,412
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	14,846
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	123,539
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	82,452
Series 2014 F, 4.25% 11/15/48	15,000	14,723
Series 2016, 5% 11/15/28	30,000	31,218
Series 2017 C:
3.625% 11/15/47	25,000	21,422
4% 11/15/49	55,000	51,213
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	152,329
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,130
TOTAL MISSOURI		608,284
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	73,252
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,642
TOTAL MONTANA		93,894
Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	33,493
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	79,813
Omaha Pub. Pwr. District Elec. Rev.:
Series 2015 B, 4% 2/1/39	55,000	54,463
Series 2021 B, 4% 2/1/46	125,000	123,812
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	4,993
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	37,418
TOTAL NEBRASKA		333,992
Nevada - 0.6%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,360
Series 2018 A, 5% 6/1/43	100,000	105,339
Series 2019 A:
5% 12/1/24	5,000	5,047
5% 12/1/28	15,000	16,484
Series 2019, 5% 6/1/25	25,000	25,475
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	52,868
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	100,000	86,094
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	26,272
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	101,481
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	43,756
TOTAL NEVADA		476,176
New Jersey - 3.3%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	60,952
5% 11/1/31	20,000	22,084
Series UU:
5% 6/15/40	30,000	30,045
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,010
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	20,711
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	16,432
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,200
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,020
Series 2019 LLL, 5% 6/15/30	80,000	88,550
Series B, 5% 11/1/26	5,000	5,220
Series WW, 5.25% 6/15/28	45,000	45,933
Series XX, 4.375% 6/15/27	15,000	15,155
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	10,000	10,051
Series 2015 D, 5% 7/1/25	65,000	66,474
Series A, 4% 7/1/47	40,000	37,023
New Jersey Gen. Oblig. Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	15,000	15,127
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	93,279
5% 10/1/27	10,000	10,546
Series 2016, 3% 7/1/32	25,000	22,451
Series 2017 A, 4% 7/1/52	25,000	23,559
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	37,201
Series 2019 B, 3.25% 12/1/39 (b)	35,000	33,078
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	69,062
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	32,234
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	66,006
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	20,732
Series 2014 A:
5% 1/1/28	90,000	90,286
5% 1/1/29	5,000	5,017
Series 2015 E, 5% 1/1/32	130,000	131,679
Series 2016 A, 5% 1/1/33	30,000	30,905
Series 2017 A, 5% 1/1/33	70,000	73,667
Series 2017 B, 4% 1/1/35	5,000	5,131
Series 2017 E, 5% 1/1/29	10,000	10,762
Series 2021 A, 4% 1/1/51	190,000	184,157
Series 2023, 5% 1/1/33	100,000	117,365
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,881
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	4,207
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,630
Series 2008 A:
0% 12/15/37	5,000	2,960
0% 12/15/38	65,000	36,312
Series 2009 A, 0% 12/15/33	90,000	65,075
Series 2010 A:
0% 12/15/25	10,000	9,433
0% 12/15/27	30,000	26,564
0% 12/15/32	35,000	26,253
0% 12/15/33	110,000	79,536
Series 2015 AA:
5.25% 6/15/29	45,000	45,993
5.25% 6/15/32	5,000	5,108
Series 2016 A, 5% 6/15/30	25,000	25,841
Series 2018 A:
5% 12/15/24	20,000	20,182
5% 6/15/31	75,000	77,516
Series 2019 AA, 4.5% 6/15/49	5,000	5,016
Series 2019 B, 4% 6/15/37	160,000	162,408
Series 2019 BB, 5% 6/15/32	80,000	86,711
Series 2021 A:
5% 6/15/28	85,000	91,626
5% 6/15/30	50,000	55,922
Series A:
0% 12/15/26	70,000	63,986
4% 12/15/31	80,000	82,907
4.25% 12/15/38	95,000	96,797
Series A1, 4.1% 6/15/31	55,000	55,804
Series AA, 5.25% 6/15/27	30,000	30,630
Series BB1, 5% 6/15/34	85,000	91,946
Series C, 5.25% 6/15/32	35,000	35,371
TOTAL NEW JERSEY		2,836,719
New Mexico - 0.7%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	211,803
Series 2019 A, 3% 8/1/48	10,000	7,416
New Mexico Mtg. Fin. Auth.:
Series 2021 C, 3% 1/1/52	90,000	86,711
Series 2021 D, 3% 7/1/52	135,000	129,949
Series 2022 C, 3.95% 9/1/47	165,000	156,197
TOTAL NEW MEXICO		592,076
New York - 15.5%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	85,095
Series 2019 B:
5% 11/1/34	190,000	213,153
5% 11/1/39	60,000	65,696
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,485
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	53,512
5% 7/1/26	65,000	67,964
5% 7/1/37	5,000	5,134
Series 2017 1, 5% 7/1/25	70,000	71,536
Series 2017 A, 5% 10/1/29	35,000	37,194
Series 2018 B, 5% 10/1/38	45,000	48,476
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/30	320,000	338,276
5% 2/15/39	70,000	73,050
Series 2022 A, 4% 2/15/39	50,000	51,463
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	88,541
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	113,224
Series 2016 B, 5% 9/1/46	10,000	10,249
Series 2017, 5% 9/1/47	20,000	20,709
Series 2018, 5% 9/1/35	30,000	32,674
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	71,484
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	129,682
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	44,846
Series 2013 F1, 3.5% 3/1/38	120,000	116,841
Series 2018 1, 5% 8/1/28	30,000	32,053
Series 2018 F1, 3.5% 4/1/46	135,000	119,990
Series 2019 B1, 5% 10/1/34	95,000	105,562
Series 2019 D, 5% 12/1/34	25,000	27,228
Series 2019 E, 5% 8/1/34	70,000	76,921
Series 2020 A1, 5% 8/1/35	150,000	165,669
Series 2020 D, 3% 3/1/45	50,000	40,555
Series 2021 A1, 4% 8/1/50	140,000	135,701
Series B1, 5% 10/1/32	55,000	61,211
Series C, 3% 8/1/29	50,000	50,017
Series E, 5% 8/1/26	25,000	26,098
Series J, 5% 8/1/24	35,000	35,190
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	58,711
Series 2016 I1A, 3.95% 11/1/36	10,000	10,031
Series 2017 C1, 3.65% 11/1/47	100,000	88,733
Series 2020 A, 2.55% 8/1/40	110,000	85,892
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	99,679
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	24,317
Series 2019 E1, 3.25% 11/1/49	30,000	24,003
Series 2021 G, 2.15% 11/1/36	165,000	126,020
Series 2021 K1, 2.45% 11/1/41	130,000	98,169
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	133,304
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	10,616
0% 3/1/44	90,000	36,422
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,746
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	9,067
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	5,000	5,098
Series 2016 CC1, 4% 6/15/38	25,000	25,042
Series 2017 DD, 5.25% 6/15/47	60,000	62,635
Series 2018 AA, 5% 6/15/37	25,000	26,376
Series 2018 FF, 5% 6/15/40	210,000	222,971
Series 2020 BB, 3% 6/15/49	105,000	82,157
Series 2020 GG2, 5% 6/15/29	135,000	145,447
Series BB, 5% 6/15/49	90,000	95,368
Series CC:
4% 6/15/42	15,000	14,981
5% 6/15/30	25,000	28,115
Series DD, 5% 6/15/36	55,000	55,132
Series EE, 5% 6/15/34	45,000	46,223
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	101,222
5% 7/15/43	75,000	75,371
Series 2015 S2, 5% 7/15/40	80,000	80,862
Series 2018 S3, 3.625% 7/15/47	125,000	115,611
Series 2018 S4, 5% 7/15/31	10,000	10,862
Series 2020 S1, 3% 7/15/49	50,000	39,102
Series 2022 S1A, 5% 7/15/32	100,000	118,710
Series S1, 5% 7/15/27	55,000	55,651
Series S4, 5.25% 7/15/35	35,000	38,216
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	55,072
Series 2016 A, 5% 5/1/40	105,000	107,579
Series 2016 E, 5% 2/1/37	130,000	133,316
Series 2016 E1, 5% 2/1/35	120,000	123,513
Series 2016 F3, 3.25% 2/1/42	50,000	44,596
Series 2017 B, 4% 8/1/37	50,000	50,288
Series 2018 A2, 5% 8/1/39	55,000	57,884
Series 2018 B1, 3.375% 8/1/45	65,000	57,201
Series 2018 C3, 4% 5/1/44	10,000	9,825
Series 2019 A, 5% 8/1/40	75,000	79,564
Series 2019 B1, 4% 11/1/43	50,000	49,737
Series 2019 C, 4% 11/1/37	70,000	71,399
Series 2021 A:
3% 11/1/37	115,000	105,765
5% 11/1/31	80,000	91,565
Series 2022 A1:
5% 11/1/25	150,000	154,519
5% 11/1/28	175,000	192,216
Series 2022 F, 5% 2/1/26	50,000	51,642
Series 2023 E1, 5% 11/1/32	105,000	124,355
Series 2023 F1, 5.25% 2/1/47	160,000	177,479
Series A, 4% 11/1/35	20,000	21,059
Series B, 4% 8/1/39	5,000	5,028
Series B1, 5% 11/1/37	100,000	101,824
Series C, 3.25% 11/1/43	30,000	26,347
Series C1, 4% 5/1/44	120,000	118,854
Series E, 5% 2/1/40	115,000	119,714
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	50,967
4% 4/1/28	40,000	41,113
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	135,000	96,269
0% 11/15/38	105,000	54,526
0% 11/15/44	25,000	9,187
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	23,607
5% 7/1/30	30,000	33,424
Series 2015 A:
3% 7/1/29	50,000	50,133
3.75% 7/1/46	55,000	46,764
5% 5/1/33	35,000	35,497
Series 2019 A, 4% 7/1/45	30,000	29,402
Series 2019 C, 4% 7/1/49	30,000	28,879
Series 2020 A, 4% 7/1/50	95,000	91,994
Series 2020 A2, 5% 7/1/31	25,000	28,403
Series 2021 A, 5% 7/1/26	100,000	103,346
Series 2022 A1, 4% 7/1/51	90,000	86,758
Series 2023 A, 5% 10/1/32	90,000	106,794
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	72,802
Series 2017 A:
5% 3/15/43	75,000	77,477
5% 3/15/44	15,000	15,475
Series 2018, 5% 3/15/48	25,000	26,225
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	40,116
Series 2018 A, 5% 6/15/30	30,000	32,733
Series 2019 B, 5% 6/15/31	25,000	27,962
Series 2017 A, 5% 6/15/25	70,000	71,540
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	42,085
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	60,000	45,053
Series 2016 A, 5% 11/15/26	35,000	36,865
Series 2017 A, 5% 11/15/47	165,000	169,596
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	45,000	45,038
Series 2014 D1, 5% 11/15/33	170,000	171,324
Series 2015 B, 4% 11/15/45	50,000	47,629
Series 2015 D1, 5% 11/15/31	130,000	132,999
Series 2015 F, 3.25% 11/15/31	160,000	153,690
Series 2016 B, 5% 11/15/29	115,000	119,518
Series 2016 C, 4% 11/15/26	65,000	66,304
Series 2016 D, 5% 11/15/27	30,000	31,293
Series 2017 B, 5% 11/15/26	95,000	99,324
Series 2017 C1:
3.25% 11/15/36	85,000	76,631
5% 11/15/25	15,000	15,404
5% 11/15/28	35,000	37,608
Series 2017 D:
4% 11/15/42	15,000	14,539
5% 11/15/27	50,000	53,293
Series 2018 B:
5% 11/15/25	15,000	15,404
5% 11/15/26	80,000	83,641
5% 11/15/28	50,000	54,734
Series 2020 E, 5% 11/15/27	130,000	138,562
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,210
Series 2016:
5% 2/15/26	5,000	5,179
5% 2/15/26 (Escrowed to Maturity)	35,000	36,219
Series 2017 B, 5% 2/15/39	110,000	115,654
Series 2019 A:
5% 3/15/40	15,000	16,159
5% 3/15/42	100,000	107,169
Series 2022 A, 4% 3/15/39	280,000	286,740
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	31,800
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	9,082
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	48,428
Series 2019 R, 3.15% 11/1/54	5,000	3,748
Series L, 3.45% 11/1/42	15,000	13,071
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	64,019
Series 220, 2.85% 10/1/44	15,000	11,546
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,942
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	250,000	193,874
Series 2020 C, 3% 3/15/40	180,000	156,918
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	43,138
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,329
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	123,607
Series K:
5% 1/1/28	40,000	40,435
5% 1/1/29	50,000	50,540
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/31	190,000	219,465
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,541
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	18,255
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	110,209
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	88,634
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	10,000	10,613
5% 3/15/44	25,000	26,414
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	81,757
5% 12/1/40	65,000	70,532
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	10,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	44,999
Triborough Brdg & Tunl Auth. Series 2023 A:
4% 5/15/48	130,000	127,122
4.125% 5/15/53	150,000	145,682
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	82,708
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	69,960
5% 11/1/31	75,000	87,391
Series 2008 B3, 5% 11/15/37	60,000	61,175
Series 2013 A:
0% 11/15/30	85,000	66,419
0% 11/15/32	90,000	64,669
Series 2016 A:
5% 11/15/41	25,000	25,443
5% 11/15/46	50,000	50,682
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	135,000	147,069
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,027
Series 2017, 5% 12/15/41	50,000	52,834
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	73,343
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	25,990
TOTAL NEW YORK		13,187,349
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	61,070
5% 5/1/30	80,000	81,316
Series 194, 5% 10/15/30	15,000	15,372
Series 198, 5% 11/15/46	50,000	50,890
Series 2012 175, 3.25% 12/1/42	130,000	111,372
Series 2015 189, 5% 5/1/31	50,000	50,812
Series 2015 194:
4% 10/15/45	105,000	101,988
5% 10/15/34	55,000	56,298
Series 2017 205:
5% 11/15/26	110,000	115,877
5.25% 11/15/57	175,000	183,816
Series 2018 209, 5% 7/15/36	115,000	123,955
Series 2019 213, 5% 9/1/30	70,000	78,388
Series 2019 217, 5% 11/1/32	50,000	56,081
Series 202, 5% 10/15/30 (b)	30,000	31,240
Series 207, 5% 9/15/26 (b)	5,000	5,171
Series 209, 5% 7/15/31	30,000	32,661
Series 211, 4% 9/1/43	55,000	54,802
TOTAL NEW YORK AND NEW JERSEY		1,211,109
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	56,927
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	24,626
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 4% 1/15/45	150,000	142,037
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	64,172
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,259
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	41,734
Series 2018 A, 5% 6/1/29	75,000	82,065
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	71,085
Series 2019:
5% 3/1/31	5,000	5,526
5% 3/1/32	30,000	33,099
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,562
Series 2020 B:
5% 5/1/28	50,000	54,372
5% 5/1/29	35,000	38,862
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,660
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	58,531
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	74,807
Wake County Series 2021, 5% 3/1/31	85,000	97,826
TOTAL NORTH CAROLINA		896,150
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/27	85,000	86,683
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	36,275
Series C, 3.35% 7/1/42	20,000	17,727
TOTAL NORTH DAKOTA		140,685
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,741
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	26,445
Series 2020 A, 5% 12/1/35	60,000	66,376
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	92,227
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	23,657
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,304
Series 2018 A, 5% 4/1/30	30,000	32,981
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,012
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,469
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	86,987
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	56,836
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	58,951
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	168,388
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	86,739
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	90,112
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	35,000	36,729
Series 2015 C, 5% 11/1/28	25,000	25,454
Series 2017 C, 5% 8/1/26	20,000	20,929
Series 2017 C1, 5% 9/1/28	60,000	65,718
Series 2018 A, 5% 2/1/29	15,000	15,497
Series 2021 A, 4% 3/1/38	55,000	57,073
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	156,122
5% 1/1/33	40,000	42,920
Ohio Hosp. Rev. Series 2021 A, 3% 1/15/46	50,000	37,740
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2022 A, 3.25% 9/1/52	105,000	101,926
Series 2019 A:
3.5% 9/1/34	5,000	4,895
4% 3/1/49	10,000	9,236
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	42,630
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,594
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	13,133
Series 2013 A2, 0% 2/15/37	80,000	48,734
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 B, 5% 12/1/26 (Pre-Refunded to 12/1/25 @ 100)	215,000	221,142
Series 2020 A, 5% 12/1/38	65,000	71,765
Series 2020 B, 4% 12/1/38	260,000	268,130
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	12,776
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	150,245
TOTAL OHIO		2,304,613
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,476
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	202,128
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,126
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	30,029
5% 1/1/47	30,000	30,893
Series 2017 D, 5% 1/1/26	5,000	5,165
Series 2017 E, 4% 1/1/31	100,000	102,219
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,075
TOTAL OKLAHOMA		426,111
Oregon - 1.1%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	103,148
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	37,951
0% 6/15/39	10,000	5,475
Series B, 0% 6/15/34	20,000	14,134
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,265
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 2.5% 8/15/35	190,000	166,784
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,308
Series 2022 A, 5% 6/1/52	110,000	115,447
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	35,888
Series 2019 A, 5% 7/1/25	215,000	219,346
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	80,656
West Linn-Wilsonville School District No. 3 Series 2020 A, 0% 6/15/35	165,000	107,381
TOTAL OREGON		930,783
Pennsylvania - 3.7%
Allegheny County Series C77, 5% 11/1/43	25,000	26,191
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	29,236
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	91,970
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	106,723
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	15,084
Cumberland County Muni. Auth. Rev. Series 2019, 3% 11/1/39	170,000	146,330
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	10,992
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	99,310
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,229
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	90,260
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	105,474
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,583
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	52,739
Pennsylvania Econ. Dev. Fing. Auth.:
(The Penndot Major Bridges Package One Proj.) Series 2022, 5.25% 6/30/53 (b)	110,000	116,882
Series 2017 A, 5% 11/15/28	85,000	90,415
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	19,128
5% 12/31/28 (b)	70,000	71,245
Pennsylvania Gen. Oblig.:
Series 2015:
4% 8/15/34	25,000	25,130
5% 8/15/32	60,000	61,022
Series 2016 2, 3% 9/15/36	15,000	14,080
Series 2016:
5% 9/15/25	100,000	102,643
5% 9/15/27	10,000	10,421
Series 2021, 5% 5/15/31	60,000	69,270
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	135,927
5% 9/1/45	135,000	135,517
5.25% 9/1/50	50,000	50,306
Series 2016 C:
3% 8/15/41	35,000	28,953
5% 8/15/25	55,000	56,273
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	77,189
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,711
Series 2017 125B, 3.65% 10/1/42	20,000	18,556
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	51,905
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	18,486
Series 2014 A, 0% 12/1/39 (d)	35,000	36,773
Series 2014 C, 5% 12/1/44	50,000	50,319
Series 2016, 5% 6/1/36	50,000	51,582
Series 2017 2, 5% 12/1/30	10,000	10,646
Series 2017 A2, 5% 12/1/28	115,000	123,163
Series 2017, 5% 12/1/40	10,000	10,415
Series 2019 A:
4% 12/1/49	100,000	95,846
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	97,832
5% 12/1/34	30,000	33,132
5% 12/1/35	35,000	38,759
Series 2019, 5% 12/1/32	10,000	10,927
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	60,883
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,380
Series 2017 A, 4% 9/1/42	25,000	24,424
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	154,565
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	15,000	15,327
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,573
Series 2019 A, 5% 9/1/44	25,000	26,283
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,756
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	106,508
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	93,127
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	42,286
TOTAL PENNSYLVANIA		3,113,686
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	68,585
Rhode Island - 0.4%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	88,174
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	52,429
2% 8/1/39	50,000	36,528
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 2.8% 10/1/34	145,000	131,419
TOTAL RHODE ISLAND		308,550
South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	18,528
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	85,000	74,526
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	19,687
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	25,018
Series 2014 C:
5% 12/1/29	25,000	25,105
5% 12/1/36	25,000	25,036
Series 2016 A:
3.25% 12/1/35	10,000	9,112
5% 12/1/30	80,000	82,390
Series 2022 E, 5.75% 12/1/47	200,000	220,929
Series A, 3% 12/1/41	20,000	15,571
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	47,260
TOTAL SOUTH CAROLINA		563,162
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	16,605
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,020
Series 2016 A, 4% 1/1/42	15,000	14,644
Series 2019, 4% 11/15/43	5,000	4,751
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	49,332
5% 5/1/30	80,000	90,771
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	32,964
5% 7/1/54	140,000	146,267
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,445
Series 2006 B, 5.625% 9/1/26	50,000	50,622
Series 2006 C, 5% 2/1/27	15,000	15,280
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	52,162
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	30,000	29,600
Series 2020 1A, 2.4% 1/1/44	10,000	7,221
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	51,893
TOTAL TENNESSEE		612,577
Texas - 7.9%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	52,802
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	14,083
Series 2020, 4% 2/15/48	100,000	97,750
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	72,418
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	101,659
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,062
Series 2019, 4% 8/1/35	25,000	25,779
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	13,952
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,010
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	39,632
City of Denton Series 2017, 4% 2/15/47	15,000	14,573
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	43,783
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	40,177
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	57,515
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	49,630
Series 2020 A, 3% 2/15/35	180,000	171,837
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	80,793
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	18,318
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	99,521
Series 2020 C, 4% 10/1/49	75,000	73,247
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	139,129
Denton Independent School District Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	102,313
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,020
El Paso Gen. Oblig. Series 2020, 4% 8/15/45	100,000	96,144
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	86,426
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,495
Series 2019, 4% 8/15/39	35,000	35,445
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	35,000	38,531
5.85% 10/1/48	70,000	76,382
Series 2018 A, 5% 10/1/37	40,000	42,566
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	49,004
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	55,105
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	200,563
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	36,320
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	49,974
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	105,000	100,861
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,338
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	12,388
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	10,292
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	21,301
Series 2021 A, 4% 7/1/41 (b)	110,000	107,607
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	120,000	84,527
Houston Independent School District:
Series 2016 A, 5% 2/15/31	55,000	56,715
Series 2017, 5% 2/15/27	30,000	31,748
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/29	90,000	96,545
Series 2020 C, 4% 11/15/49	155,000	150,562
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,450
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,107
Series 2022, 4% 2/15/41	125,000	126,280
Keller Independent School District Series 2020, 4% 2/15/44	100,000	100,611
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	72,757
Leander Independent School District Series 2016 A:
0% 8/16/44	130,000	52,145
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,465
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	268,055
Series 2020 A, 5% 5/15/50	55,000	57,693
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,229
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	51,356
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	100,942
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	30,186
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,251
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	75,000	53,017
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	58,044
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	16,147
Series 2015 A, 5% 1/1/27	100,000	101,080
Series 2018:
4.25% 1/1/49	5,000	4,897
5% 1/1/48	70,000	71,931
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	192,809
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	116,141
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	30,934
5% 2/1/32	45,000	46,425
Series 2019, 4% 2/1/28	90,000	93,406
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	21,830
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	20,986
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	52,668
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	52,811
Series 2021 A, 3% 5/15/37	115,000	105,366
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	26,553
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/30	50,000	51,635
Series 2017 B, 5% 10/1/33	35,000	37,214
Series 2018 A, 5% 10/1/26	65,000	68,216
Series 2018 B, 5% 8/1/24	30,000	30,133
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	67,582
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	60,030
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	106,198
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,409
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	65,243
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,465
Series 2018 A, 4% 10/15/37	10,000	10,171
Series 2018 B, 4% 10/15/34	5,000	5,172
Series 2019 A, 4% 10/15/49	160,000	155,490
Series 2020:
3% 10/15/34	10,000	9,494
3% 8/1/39	300,000	263,095
5% 8/1/33	55,000	62,314
Series 2022, 5% 10/15/34	125,000	146,477
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	131,856
Univ. of Houston Univ. Revs. Series 2017 C, 3.25% 2/15/41	165,000	145,621
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	65,665
Series 2016 J, 5% 8/15/26	20,000	20,896
Series 2017 B, 3.375% 8/15/44	15,000	13,285
Series 2019 A, 5% 8/15/31	15,000	16,663
Series 2021 A, 5% 8/15/31	165,000	191,110
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,575
TOTAL TEXAS		6,699,423
Utah - 0.7%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	88,907
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	99,337
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,400
Series 2020 A:
4% 8/1/39	65,000	66,246
5% 8/1/37	60,000	66,512
Series 2021 A1, 4% 8/1/41	80,000	80,798
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	122,913
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,204
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,409
Series 2016, 4% 12/15/29	25,000	25,398
TOTAL UTAH		602,124
Virginia - 2.3%
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017, 5% 3/15/27	15,000	15,914
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	42,204
Series 2016:
3% 4/1/36	125,000	119,006
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	30,000	29,876
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	302,011
Fairfax County Indl. Dev. Auth. Series 2022, 5% 5/15/25	55,000	56,041
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	31,158
Loudoun County Gen. Oblig. Series 2023 A, 5% 12/1/29	155,000	174,870
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	33,533
Series 2021, 3% 1/1/51	50,000	36,172
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	39,072
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	32,586
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	54,450
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs):
Series 2017 E, 5% 2/1/25	125,000	126,671
Series 2020 A, 5% 2/1/31	100,000	112,388
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,127
Series 2019 C, 5% 2/1/30	45,000	49,786
Series 2019 C, 5% 2/1/25	65,000	65,869
Series 2022 A, 5% 2/1/26	100,000	103,447
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	50,089
Series 2017, 3% 5/15/36	125,000	118,653
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	5,003
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	35,643
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	98,006
Series 2016 A, 3% 8/1/35	15,000	14,389
Series 2019 A, 5% 8/1/29	60,000	66,881
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	40,585
Series 2014, 4% 10/1/38	5,000	5,004
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	92,542
TOTAL VIRGINIA		1,961,976
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,228
5% 11/1/35	65,000	67,775
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	17,941
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	76,509
Series 2016 A, 5% 7/1/28	55,000	57,422
Series 2017 A, 5% 7/1/28	95,000	101,054
Series 2018 C, 5% 7/1/33	65,000	70,684
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	46,251
Series 2021 A, 4% 1/1/26	50,000	50,801
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	31,938
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	103,433
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	224,899
Port of Seattle Rev.:
Series 2018 B, 5% 5/1/25 (b)	65,000	65,760
Series 2019, 5% 4/1/34 (b)	150,000	159,785
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	106,564
Series 2020 A, 5% 7/1/27	90,000	95,908
Series 2021 A, 4% 7/1/43	100,000	100,802
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	48,713
Tacoma Elec. Sys. Rev. Series 2021, 4% 1/1/51	135,000	129,797
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	51,545
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	115,703
Washington Gen. Oblig.:
Series 2015 B, 5% 2/1/28	40,000	40,526
Series 2015 G, 5% 7/1/26	100,000	101,199
Series 2015 H:
5% 7/1/26	25,000	25,300
5% 7/1/29	15,000	15,177
Series 2016 B, 5% 7/1/32	50,000	51,518
Series 2016 C, 5% 2/1/35	30,000	30,927
Series 2018 D, 5% 8/1/28	30,000	32,067
Series 2020 A:
5% 1/1/26	20,000	20,644
5% 8/1/28	230,000	250,970
Series 2020 E, 5% 6/1/45	55,000	58,921
Series 2021 A:
5% 8/1/29	75,000	83,443
5% 2/1/31	100,000	114,383
5% 8/1/43	175,000	189,618
Series 2023 RB, 5% 7/1/33	95,000	112,808
Series R 2015 C, 5% 7/1/27	25,000	25,303
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	111,320
5% 10/1/38	5,000	4,976
Series 2014 C, 4% 10/1/44	55,000	49,847
Series 2015 B, 5% 8/15/24	20,000	20,053
Series 2017 B, 3.5% 8/15/38	125,000	113,453
Series 2017, 5% 8/15/37	125,000	127,061
Series 2020, 4% 9/1/50	115,000	104,446
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	28,954
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	71,064
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,087
TOTAL WASHINGTON		3,589,577
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	19,135
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	137,801
TOTAL WEST VIRGINIA		156,936
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	47,466
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,453
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	41,090
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	4,078
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	66,172
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	42,012
Series 2015 1, 5% 5/1/25	70,000	71,310
Series 2016 2, 5% 11/1/29	65,000	67,409
Series 2017 2, 5% 11/1/25	65,000	66,897
Series 2022 4, 5% 5/1/31	95,000	109,151
Series 3, 5% 11/1/31	25,000	26,474
Series A, 4% 5/1/27	20,000	20,364
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,066
Series 2016 A, 3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	49,974
Series 2017 A, 5% 4/1/28	5,000	5,242
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	8,648	7,642
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,416
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,642
TOTAL WISCONSIN		686,858
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	27,228
TOTAL MUNICIPAL BONDS (Cost $86,690,122)		83,820,434

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (e)(f) (Cost $925,634)	925,390	925,640

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $87,615,756)	84,746,074
NET OTHER ASSETS (LIABILITIES) - 0.5%	433,544
NET ASSETS - 100.0%	85,179,618

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	554,974	16,419,830	16,049,391	19,339	184	43	925,640	0.0%
Total	554,974	16,419,830	16,049,391	19,339	184	43	925,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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